Leases	12 Months Ended
Dec. 31, 2019
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Leases
13. Leases

The movements in the year ended 31 December 2019 were as follows:

Right-of-use assets	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2019	1,862.5	32.6	1,895.1
Additions	348.1	16.5	364.6
Transfers to net investment in subleases 1	(37.6)	–	(37.6)
Disposals	(31.0)	(0.6)	(31.6)
Depreciation of right-of-use assets	(301.5)	(16.4)	(317.9)
Transfer to disposal group classified as held for sale	(134.4)	(3.7)	(138.1)
31 December 2019	1,706.1	28.4	1,734.5

Note
1
The sublease of certain office space is classified as a finance lease and relates primarily to Kantar business units that were sold. The Company de-recognised the right-of-use asset (to the extent that it is subject to the sublease) and recognised the net investment in subleases, which is included within trade and other receivables. No other disclosures are deemed necessary as it is not material.

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2019	2,294.4	31.8	2,326.2
Additions	325.9	12.3	338.2
Interest expense related to lease liabilities	101.5	1.2	102.7
Disposals	(27.5)	(0.2)	(27.7)
Repayment of lease liabilities (including interest)	(326.2)	(14.9)	(341.1)
Transfer to disposal group classified as held for sale	(144.7)	(3.9)	(148.6)
31 December 2019	2,223.4	26.3	2,249.7

The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

Continuing operations	2019 £m
Depreciation of right-of-use assets:
Land and buildings	(286.5)
Plant and machinery	(15.1)
Short-term lease expense	(83.8)
Low-value lease expense	(2.9)
Variable lease expense	(74.2)
Sublease income	17.5
Charge to operating profit	(445.0)
Interest expense related to lease liabilities	(99.7)
Charge to profit before taxation for leases	(544.7)

Variable lease payments primarily include real estate taxes and insurance costs.

The maturity of lease liabilities at 31 December 2019 were as follows:

2019 £m
Period ending 31 December
2020	385.9
2021	384.0
2022	335.4
2023	283.0
2024	220.5
Later years	1,393.7
3,002.5
Effect of discounting	(752.8)
Lease liability at 31 December 2019	2,249.7
Short-term lease liability	302.2
Long-term lease liability	1,947.5

The total committed future cash flows for leases not yet commenced at 31 December 2019 is £558.0 million.

The Group does not face a significant liquidity risk with regard to its lease liabilities. Refer to note 26 for management of liquidity risk.